INTERIM CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Expenses
Salaries and consultants	(138,982)	(49,268)	(256,866)	(291,223)
Rent and occupancy costs	(6,683)	(14,734)	(12,655)	(54,652)
Share-based payment expense	0	(69,957)	(227,000)	(549,820)
Professional fees	(26,353)	(11,836)	(87,988)	(94,210)
Telecommunications	(666)	0	(666)	(2,838)
Office and sundry expenses and other	(30,462)	(97,446)	(35,824)	(275,595)
Filing fees and regulatory costs	0	(732)	(2,406)	(16,835)
Business Licenses and Permits	(799)	0	(2,802)	0
Software development expenses	(28,246)	(10,582)	(79,010)	(10,582)
Foreign exchange gain (loss)	(23,395)	41,701	81,399	(25,562)
Net Bank fees	(540)	53	(1,196)	(14,178)
Total Expenses	(256,126)	(212,801)	(625,014)	(1,335,495)
Loss before income taxes	(256,126)	(212,801)	(625,014)	(1,335,495)
Income taxes expenses	0	0	0	0
Net loss from continuing operations	(256,126)	(212,801)	(625,014)	(1,335,495)
Net loss from discontinued operations, net of tax	0	(161,516)	0	(436,543)
Net loss	(256,126)	(374,317)	(625,014)	(1,772,038)
Other comprehensive income
Foreign exchange translation gain (loss)	29,081	(62,896)	(90,490)	97,015
Net loss and comprehensive loss	$ (227,045)	$ (437,213)	$ (715,504)	$ (1,675,023)
Loss per share - basic and diluted
Loss from continuing operations per share	$ (0.002)	$ (0.004)	$ (0.006)	$ (0.029)
Loss from discontinued operations per share	$ 0.000	$ (0.003)	$ 0.000	$ (0.009)
Weighted average number of common shares outstanding - basic and diluted	108,692,762	48,608,276	107,441,828	46,162,809